Right-of-use assets and lease liabilities (Details 1) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities
Right-of-use assets	$ 228,450	$ 353,415
Lease liabilities, current	93,000	102,402
Lease liabilities, non-current	98,876	217,037
Total lease liabilities	$ 191,876	$ 319,439